Segment information (Tables)	12 Months Ended
Jun. 30, 2013
Segment Information [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Little New Star			Wentai			Yuanbo			Corporate			Consolidated
	For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,			For the year ended June 30,
	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013	2011	2012	2013
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Net revenue - external	41,590,668	48,027,719	46,426,168	51,884,191	80,684,016	99,444,733	-	34,310,586	65,893,223	-	-	-	93,474,859	163,022,321	211,764,124
Cost of revenue	(16,866,904)	(19,139,829)	(18,145,283)	(26,458,614)	(45,158,120)	(54,330,748)	-	(22,079,439)	(48,503,914)	-	-	-	(43,325,518)	(86,377,388)	(120,979,945)

Gross profits	24,723,764	28,887,890	28,280,885	25,425,577	35,525,896	45,113,985	-	12,231,147	17,389,309	-	-	-	50,149,341	76,644,933	90,784,179
Other operating expenses	(15,049,188)	(20,578,190)	(15,096,306)	(15,073,206)	(25,673,256)	(29,938,020)	-	(7,700,376)	(8,994,283)	(46,598,026)	(83,979,544)	(23,123,903)	(76,720,420)	(137,931,366)	(77,152,512)
Non-operating expenses	(5,862,932)	466,067	865,140	2,553,039	5,478,323	4,157,992	-	2,847,473	1,634,011	10,622,899	15,246,374	11,974,184	7,313,006	24,038,237	18,631,327
Income tax expenses	(1,519,494)	(1,933,520)	(1,155,295)	(4,699,964)	(4,744,925)	(5,484,280)	-	(2,225,145)	(2,869,661)	-	(1,526,812)	-	(6,219,458)	(10,430,402)	(9,509,236)

Net income (loss) from continuing operations	2,292,150	6,842,247	12,894,424	8,205,446	10,586,038	13,849,677	-	5,153,099	7,159,376	(35,975,127)	(70,259,982)	(11,149,719)	(25,477,531)	(47,678,598)	22,753,758
Acquisition of property, plant and equipment	(4,813,177)	(3,308,698)	(1,013,023)	(7,814,626)	(13,235,170)	(29,409,227)	-	(7,440,136)	(13,329,866)	(10,463,955)	(3,155,739)	(126,991)	(23,091,758)	(27,139,743)	(43,879,107)
Acquisition of intangible assets	-	-	(70,000)	-	-	-	-	-	(150,000)	(1,545,725)	-	-	(1,545,725)	-	220,000
Amortization of intangible assets	1,500,292	1,480,000	1,088,310	1,980,764	2,160,835	2,160,833	-	1,063,012	2,371,859	1,578,490	-	-	5,059,546	4,703,847	5,621,002
Depreciation of property, plant and equipment	1,599,769	2,360,147	2,490,641	4,415,819	8,733,918	10,612,653	-	3,462,667	6,359,657	8,260,826	8,665,658	8,682,973	14,276,414	23,222,390	28,145,924
Allowance for doubtful debts	-	53,000	-	-	-	-	-	-	-	-	530,753	462,288	-	583,753	462,288
Loss on disposal of property, plant and equipment	-	55,956	2,656	-	-	88,400	-	-	169,317	-	4,439	-	-	60,395	260,373
Impairment loss on intangible assets	-	3,000,000	-	-	-	-	-	-	-	-	-	-	942,678	3,000,000	-

Segment assets	88,820,441	74,168,991	108,764,180	178,855,208	180,687,091	230,663,625	-	121,087,317	131,693,907	619,836,322	501,044,319	460,167,213	887,511,971	876,987,718	931,288,927

Segment liabilities	22,871,555	22,997,214	10,653,515	31,421,494	41,214,161	59,087,038	-	10,831,078	32,442,685	19,076,371	17,242,672	29,888,801	73,369,420	92,285,124	123,859,873

Schedule Of Revenue [Table Text Block]
Revenue from these product groups or services lines are as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Discontinued operation
Electronic learning devices	204,712,282	-	-	-
Software	6,820,572	-	-	-
	211,532,854	-	-	-
Continuing operations
Supplemental English Training	33,134,682	35,922,056	36,039,846	5,872,168
Kindergartens	25,957,961	82,139,664	115,181,647	18,767,172
Primary and Secondary Schools	34,382,216	44,960,601	60,542,631	9,864,542
	93,474,859	163,022,321	211,764,124	34,503,882
	305,007,713	163,022,321	211,764,124	34,503,882